Summary of Significant Accounting Policies - Recently issued Accounting Pronouncements (Details) - ASU 2016-02 ¥ in Thousands	Jan. 01, 2019 CNY (¥)
Leases
Lease assets	¥ 45,000
Lease liabilities	¥ 46,000